Financial Statement Schedule I - Condensed Financial Information of Parent Company Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
ASSETS
Cash and cash equivalents	¥ 626,715	$ 98,345	¥ 760,710
Prepaid expenses and other current assets	176,349	27,673	117,637
Total current assets	1,126,584	176,785	1,554,254
Non-current assets
Other non-current assets	40,163	6,302	444,628
Total non-current assets	1,466,036	230,053	1,706,640
TOTAL ASSETS	2,592,620	406,838	3,260,894
Current liabilities
Accrued expenses and other current liabilities	586,043	91,961	607,789
Total current liabilities	1,905,955	299,085	2,195,696
Non-current liabilities
Other non-current liabilities	11,698	1,836	7,664
Total non-current liabilities	1,700,817	266,896	2,277,325
TOTAL LIABILITIES	3,606,772	565,981	4,473,021
SHAREHOLDERS’ DEFICIT
Additional paid-in capital	2,364,313	371,012	2,367,168
Accumulated other comprehensive income	82,532	12,951	96,490
Accumulated deficit	(3,456,073)	(542,333)	(3,675,129)
TOTAL SHAREHOLDERS’ DEFICIT	(1,014,152)	(159,143)	(1,212,127)	¥ (738,363)	¥ (338,983)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	2,592,620	406,838	3,260,894
Class A Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares	1		1
Treasury stock	(3,623)		(26,579)	¥ (30,793)
Class B Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares	0	0	0
Class C Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares	1		1
Parent Company
ASSETS
Cash and cash equivalents	499,863	78,439	627,436
Prepaid expenses and other current assets	5,922	929	7,832
Amounts due from subsidiaries	1,430,792	224,522	1,393,817
Total current assets	1,936,577	303,890	2,029,085
Non-current assets
Other non-current assets	25,316	3,973	23,705
Total non-current assets	25,316	3,973	23,705
TOTAL ASSETS	1,961,893	307,863	2,052,790
Current liabilities
Accrued expenses and other current liabilities	23,216	3,643	10,822
Total current liabilities	23,216	3,643	10,822
Non-current liabilities
Deficits of investments in subsidiaries, VIEs and VIEs' subsidiaries	2,943,976	461,974	3,249,408
Other non-current liabilities	3,927	616	4,029
Total non-current liabilities	2,947,903	462,590	3,253,437
TOTAL LIABILITIES	2,971,119	466,233	3,264,259
SHAREHOLDERS’ DEFICIT
Treasury stock		0	0
Additional paid-in capital	2,364,313	371,012	2,367,168
Accumulated other comprehensive income	82,532	12,951	96,490
Accumulated deficit	(3,456,073)	(542,333)	(3,675,129)
TOTAL SHAREHOLDERS’ DEFICIT	(1,009,226)	(158,370)	(1,211,469)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	1,961,893	307,863	2,052,790
Parent Company | Class A Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares	1	0	1
Parent Company | Class B Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares		0	0
Parent Company | Class C Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares	¥ 1	$ 0	¥ 1